Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	SFr 3,697,723	SFr 762,453
Accrued expenses	1,048,575	1,433,106
Loan and borrowings		523,920
Non-current lease liabilities	461,485
Current lease liabilities	114,251
Derivative financial instruments	1,233	316,757
Total	5,323,267	3,036,236
Carrying amount [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	3,697,723	762,453
Accrued expenses	1,048,575	1,433,106
Loan and borrowings		523,920
Non-current lease liabilities	461,485
Current lease liabilities	114,251
Derivative financial instruments	1,233	316,757
Total	5,323,267	3,036,236
Less than 3 months [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables	3,697,723	762,453
Accrued expenses	1,048,575	1,433,106
Loan and borrowings		473,920
Non-current lease liabilities
Current lease liabilities	28,231
Derivative financial instruments		310,439
Total	4,774,529	2,979,918
Between 3 months and 2 years [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings		50,000
Non-current lease liabilities	117,856
Current lease liabilities	86,020
Derivative financial instruments
Total	203,876	50,000
2 years and later [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Non-current lease liabilities	343,629
Current lease liabilities
Derivative financial instruments	1,233	6,318
Total	SFr 344,862	SFr 6,318